UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/12
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Check here if Amendment [  ]; Amendment Number:
                                               ------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Mirae Asset Global Investments (USA) Inc.

Address:  One Bryant Park, 39th Floor
          New York, NY 10036

Form 13F File Number:  (to be determined after filing)
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Joon Kwun
Title: 	Chief Executive Officer
Phone: 	(212) 205-8300

Signature, Place, and Date of Signing:

Joon Kwun		New York, NY		02/12/2013

Report Type (check only one.):

[ ] 13F HOLDINGS REPORT.

[X] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
   Form 13F File Number               Name
   (to be determined after filing)    Mirae Asset Global Investments (USA) LLC